Registration No. 333-156018

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 31	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 217	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Erica E. Carrig, Esq. New York Life Insurance and Annuity Corporation 51 Madison Avenue New York, New York 10010 (Name and Address of Agent for Service)

Copy to:

Dodie C. Kent Eversheds Sutherland LLP The Grace Building, 40th Floor 1114 Avenue of the Americas New York, NY 10036-7703	Thomas F. English Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on April 10, 2021 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under a variable annuity contract.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 28 to the Registration Statement, filed on November 20, 2020. Registrant previously filed Post-Effective Amendment No. 29 on January 15, 2021 to delay the effectiveness date of the Registration Statement to February 14, 2021 and filed Post-Effective Amendment No. 30 on February 12, 2021 to delay the effectiveness date of the Registration Statement to March 11, 2021. The new effectiveness date is April 10, 2021. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on March 10, 2021.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Craig L. DeSanto*	Chairman & President
Christopher T. Ashe*	Director
Elizabeth K. Brill*	Director
Alexander I. M. Cook*	Director
Eric Feldstein*	Director
Robert M. Gardner*	Director and Controller (Principal Accounting Officer)
Frank M. Harte*	Director
Thomas A. Hendry*	Director
Anthony R. Malloy*	Director
Mark J. Madgett*	Director
Theodore A. Mathas*	Director and Chief Executive Officer (Principal Executive Officer)
Amy Miller*	Director
Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams
Attorney-in-Fact March 10, 2021

*	Pursuant to Powers of Attorney previously filed.